UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04527)

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2011

Date of reporting period: August 31, 2010

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund

The fund's portfolio
8/31/10 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.5%)(a)
	Rating(RAT)	Principal amount	Value

California (0.9%)
CA State G.O. Bonds, 5.6s, 3/1/36	A1	$800,000	$863,536
			863,536

District of Columbia (0.6%)
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev.
Bonds (Metrorail), Ser. A, zero %, 10/1/37	Baa1	3,020,000	585,699
			585,699

Minnesota (95.1%)
Anoka Cnty., G.O. Bonds, Ser. A
5s, 2/1/24	Aa1	620,000	706,695
5s, 2/1/24	AAA	470,000	541,670
Arden Hills, Hsg. & Hlth. Care Facs. VRDN
(Presbyterian Homes), Ser. A, 0.25s, 9/1/29	A-1+	1,140,000	1,140,000
Becker, Poll. Control Rev. Bonds (Northern States
Pwr.), Ser. A, 8 1/2s, 3/1/19	A1	1,000,000	1,147,060
Big Lake, G.O. Bonds (Indpt. School Dist. No. 728),
Ser. C, AGM, 5s, 2/1/21	Aa2	1,560,000	1,577,285
Brainerd, G.O. Bonds (Indpt. School Dist. No. 181),
Ser. A
FGIC, NATL, 5s, 2/1/20 (Prerefunded, 8/1/12)	Aa2	1,000,000	1,077,110
4s, 2/1/21	AAA	500,000	561,810
Burnsville, G.O. Bonds (Indpt. School Dist. No. 191),
Ser. A, 5s, 2/1/25	Aa2	865,000	981,637
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A2	1,000,000	1,023,010
Dakota Cnty., Cmnty. Dev. Agcy. Governmental Hsg. Dev.
G.O. Bonds (Sr. Hsg. Fac.), U.S. Govt. Coll., 5s,
1/1/21 (Prerefunded, 1/1/12)	Aaa	1,000,000	1,062,510
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,250,000	1,331,513
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	B+/P	75,000	67,010
East Grand Forks, Poll. Rev. Bonds (American Crystal
Sugar), Ser. A, 6s, 4/1/18	BBB+	750,000	750,195
Farmington, G.O. Bonds (Indpt. School Dist. No. 192),
Ser. B, AGM, 5s, 2/1/19	Aa2	1,080,000	1,232,269
Hennepin Cnty., Sales Tax Rev. Bonds
(Ball Park), Ser. B, 5s, 12/15/26	AA+	3,855,000	4,297,164
4 3/4s, 12/15/29	Aaa	500,000	543,875
Intl. Falls, Poll. Control Rev. Bonds (Boise Cascade
Corp.), 5.65s, 12/1/22	B	350,000	329,042
Maple Grove, G.O. Bonds, Ser. A, 5s, 2/1/22	Aaa	2,575,000	2,952,469
Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove
Hosp. Corp.), 5 1/4s, 5/1/37	A3	1,500,000	1,520,070
Martin Cnty., Hosp. Rev. Bonds (Fairmont Cmnty. Hosp.
Assn.), 6 5/8s, 9/1/22	BBB-/P	1,250,000	1,266,888
Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care
Syst. Rev. Bonds (Children's Hlth. Care Fac.), Ser. A,
5 1/4s, 8/15/35	A+	500,000	524,885
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. A, 5s, 1/1/35	AA-	1,000,000	1,074,740
Ser. A, NATL, 5s, 1/1/28	A	1,160,000	1,189,104
Ser. B, 5s, 1/1/22	AA-	1,250,000	1,353,375
Ser. A, NATL, 5s, 1/1/21	A	500,000	522,415
Minneapolis, Rev. Bonds (National Marrow Donor
Program), 4 7/8s, 8/1/25	BBB	650,000	651,684
Minneapolis, Multi-Fam. Rev. Bonds (East Bank), GNMA
Coll., 5 3/4s, 10/20/42	Aaa	700,000	717,423
Minnetonka, COP (Indpt. School Dist. No. 276), Ser. E,
5s, 3/1/29	Aa1	350,000	376,824
Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276)
Ser. E, 5s, 2/1/28	AAA	1,500,000	1,683,150
Ser. B, AGM, zero %, 2/1/23	Aaa	3,600,000	2,166,696
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran Good Samaritan Society), 6 5/8s,
8/1/25	A3	795,000	811,949
(Hlth. Care Syst.), Ser. A, NATL, 5 1/2s, 11/15/17	A2	610,000	611,397
(Hlth. Care), Ser. C-1, AGO, 5s, 2/15/30	AAA	1,000,000	1,043,600
MN State G.O. Bonds
5s, 8/1/24	AAA	1,500,000	1,643,565
(State Trunk Hwy.), Ser. B, 4s, 8/1/26	AAA	500,000	539,910
MN State Higher Ed. Fac. Auth. Rev. Bonds
(U. of St. Thomas), Ser. 6-W, 6s, 10/1/30	A2	1,500,000	1,656,135

(Bethel U.), Ser. 6-R, 5 1/2s, 5/1/37	BBB-/P	1,000,000	982,080
(The College of St. Catherine), Ser. 5-N1, 5 3/8s,
10/1/32	Baa1	500,000	502,265
(U. of St. Thomas), Ser. 6-X, 5 1/4s, 4/1/39	A2	500,000	525,485
(College of St. Benedict), Ser. 5-W, 5 1/4s, 3/1/24	Baa1	250,000	255,145
(Carleton College), Ser. D, 5s, 3/1/40	Aa2	1,000,000	1,078,140
(U. of St. Thomas), Ser. 7-A, 5s, 10/1/39	A2	500,000	524,145
(Gustavus Adolfus), Ser. 7-B, 5s, 10/1/31	A3	500,000	532,635
(St. Olaf College), Ser. 6-0, 5s, 10/1/20	A1	1,000,000	1,113,280
(The College of St. Catherine), Ser. 5-N1, 5s, 10/1/18	Baa1	500,000	517,225
(St. John's U.), Ser. 6-G, 5s, 10/1/15	A2	1,525,000	1,748,016
(St. John's U.), Ser. 6-U, 4 3/4s, 10/1/33	A2	500,000	511,430
(St. Olaf College), Ser. 7-F, 4 1/2s, 10/1/30	A1	750,000	780,608
MN State Hsg. Fin. Agcy. Rev. Bonds
(Res. Hsg. Fin.), Ser. M, 5 3/4s, 1/1/37	Aa1	1,665,000	1,782,915
(Res. Hsg. Fin.), Ser. E, 5.1s, 1/1/40	Aa1	990,000	1,021,165
(Res. Hsg.), Ser. H, 5s, 1/1/36	Aa1	445,000	444,982
(Res. Hsg. Fin.), Ser. B, 4.9s, 7/1/37	Aa1	1,935,000	1,932,001
(Res. Hsg. Fin.), Ser. L, 4.9s, 7/1/22	Aa1	1,995,000	2,110,171
(Res. Hsg.), Ser. H, 4 3/8s, 1/1/14	Aa1	350,000	365,008
MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
5 1/4s, 10/1/27	A3	1,000,000	1,091,810
5s, 10/1/30	A3	500,000	522,520
Monticello-Big Lake Cmnty., Hosp. Dist. Gross Rev.
Bonds (Hlth. Care Fac.), Ser. A, 4.8s, 12/1/18	BBB/P	500,000	523,570
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes
North Oaks)
6 1/2s, 10/1/47	BB/P	500,000	511,210
6 1/8s, 10/1/39	BB/P	315,000	318,311
Northern Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds,
Ser. A, AGO, 5s, 1/1/21	AAA	1,000,000	1,134,170
Northfield, Hosp. Rev. Bonds
Ser. C, 6s, 11/1/31 (Prerefunded, 11/1/11)	AAA/P	1,000,000	1,062,260
5 3/8s, 11/1/26	BBB-	750,000	765,503
5 1/4s, 11/1/21	BBB-	500,000	520,225
Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev.
Bonds (Hanover Townhouses), 6s, 7/1/31	Aa1	1,150,000	1,160,419
Rochester, Hlth. Care Fac. Rev. Bonds
(Olmsted Med. Ctr.), 5 7/8s, 7/1/30	BBB-/F	1,000,000	1,021,990
(Mayo Clinic), Ser. D, 5s, 11/15/38	Aa2	500,000	536,930
(Mayo Clinic), Ser. E, 5s, 11/15/38	Aa2	750,000	805,395
Rocori Area Schools, G.O. Bonds (Indpt. School Dist.
No. 750), Ser. B, 5s, 2/1/28	AAA	525,000	586,798
Roseville, G.O. Bonds (Indpt. School Dist. No. 623),
Ser. A, AGM, 5s, 2/1/25	Aa2	2,000,000	2,017,940
Sartell, Env. Impt. Rev. Bonds, Ser. A, 5.2s, 6/1/27	BBB	500,000	512,150
Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A
5 1/4s, 1/1/30	A+	750,000	826,410
NATL, zero %, 1/1/24	A2	2,000,000	1,207,840
St. Cloud, Hlth. Care Rev. Bonds (Centracare Hlth.
Syst.), AGO, 5 3/8s, 5/1/31	Aa3	1,000,000	1,079,240
St. Louis Park, Hlth. Care Fac. Rev. Bonds (Nicollet
Hlth. Svcs.)
5 3/4s, 7/1/39	A	1,000,000	1,032,100
Ser. C, 5 3/4s, 7/1/30	A	1,000,000	1,036,870
St. Paul, Hsg. & Redev. Auth. Rev. Bonds
(Rossy & Richard Shaller), Ser. A, 5.05s, 10/1/27	BB-/P	550,000	482,339
Ser. A, 5s, 8/1/35	A1	385,000	398,683
St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds
(Gillette Children's Specialty), 5s, 2/1/29	A-	1,000,000	1,012,970
(Allina Hlth. Syst.), Ser. A, NATL, 5s, 11/15/19	A1	1,000,000	1,107,430
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds
(Regions Hosp.), 5.3s, 5/15/28	A3	1,515,000	1,515,045
(HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	450,000	434,579
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast)
6s, 11/15/35	Ba1	500,000	491,030
Ser. B, 5.85s, 11/1/17	Ba1	750,000	752,558
St. Paul, Port Auth. Rev. Bonds (Brownfields Redev.),
Ser. 2, 4 1/2s, 3/1/27	AA+	1,305,000	1,389,590
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB/P	750,000	649,335
U. of MN Rev. Bonds
Ser. A, 5 3/4s, 7/1/17 (Escrowed to maturity)	AA	2,160,000	2,693,218
Ser. A, 5 1/2s, 7/1/21 (Escrowed to maturity)	AA	1,000,000	1,258,400
Ser. A, 5 1/4s, 4/1/29	Aa1	500,000	569,105
Ser. C, 5s, 12/1/21	Aa1	500,000	593,300
U. of MN VRDN, Ser. C, 0.31s, 12/1/36	VMIG1	1,280,000	1,280,000
Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A, AMBAC,
5 1/2s, 1/1/16	A2	565,000	572,046
Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth.
Oblig. Group)
Ser. A, 6s, 7/1/34	BBB-	250,000	252,695
5s, 7/1/16	BBB-	425,000	438,838
5s, 7/1/15	BBB-	450,000	467,352
5s, 7/1/14	BBB-	425,000	442,064
			92,477,068

Ohio (1.0%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2, 5 3/4s, 6/1/34	BBB	1,300,000	1,002,222
			1,002,222

Puerto Rico (0.9%)
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	A3	300,000	313,809

Ser. ZZ, 5 1/4s, 7/1/26	A3	500,000	551,205
			865,014
TOTAL INVESTMENTS

Total investments (cost $89,987,810) (b)			$95,793,539

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2010 through August 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $97,211,333.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $90,113,264, resulting in gross unrealized appreciation and depreciation of $5,893,262 and $212,987, respectively, or net unrealized appreciation of $5,680,275.

The rates shown on VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on prerefunded bonds represents the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Health care	24.6%
Local government	15.8
Education	13.5

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$95,793,539	$--

Totals by level	$--	$95,793,539	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: October 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 29, 2010